Principal joint ventures - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Net assets/(liabilities)	$ 51,115	$ 45,730
Minera Escondida Limitada [member]
Disclosure Of Joint Ventures [Line Items]
Group interest	30.00%	30.00%
Net assets/(liabilities)	$ 10,230	$ 11,689
Group's ownership interest	3,069	3,507
Other adjustments	4	(3)
Carrying value of Group's interest	$ 3,073	$ 3,504
Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Joint Ventures [Line Items]
Group interest	20.00%	20.00%
Net assets/(liabilities)	$ 2,060	$ 1,980
Group's ownership interest	412	396
Other adjustments	(3)	(2)
Carrying value of Group's interest	$ 409	$ 394